Net Other Non-Operating Income and Expenses - Schedule Of Other Nonoperating Income Expense (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)
Other non-operating income
Gain on disposal of property and equipment	₩ 155,177		₩ 9,045	₩ 111,132
Rental income	26,176		34,791	113,075
Gains on a bargain purchase	0	$ 0	288	145,067
Others	284,060		81,210	96,931
Sub-total	465,413		125,334	466,205
Other non-operating expenses
Loss on disposal of property and equipment	2,164		6,552	11,945
Donation	94,771		103,647	113,083
Restoration Costs	2,750		3,436	5,043
Management cost for written-off loans	4,296		4,054	3,018
Others	175,903		117,182	143,726
Sub-total	279,884		234,871	276,815
Net other non-operating income (expenses)	₩ 185,529		₩ (109,537)	₩ 189,390